Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0001216583
Registrant Name	Nuveen Preferred & Income Opportunities Fund
Registration File Number	333-278059
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES